CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
General and administrative expenses	$ (3,778,329)	$ (1,199,690)	$ (783,241)
Loss from operations	(1,170,690)	1,436,720	518,660
Net (loss) income	(1,249,881)	1,208,696	437,904
Comprehensive income attributable to the Company	(1,017,880)	1,680,250	359,733
Parent Company [Member]
Operating expenses
General and administrative expenses	(3,016,735)	(488,735)	0
Other expenses	0	(10)
Loss from operations	(3,016,735)	(488,745)	0
Equity in earnings of subsidiaries	1,998,855	0	437,904
Net (loss) income	(1,017,880)	1,680,250	437,904
Foreign currency translation adjustments		0	(78,171)
Comprehensive income attributable to the Company	$ (1,017,880)	$ 1,680,250	$ 359,733